PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 9,251	$ 1,452	¥ 3,016
Advances to suppliers	4,704	738	5,588
Amounts due from related parties, net	200	31	1,277
Other current assets	3,350	526	3,303
Total current assets	23,549	3,696	21,288
Non-current assets:
Other assets			464
TOTAL ASSETS.	67,489	10,592	49,887
Current liabilities:
Short-term debts	33,759	5,298	8,232
Due to related parties	2,471	388	4,130
Accrued expenses and other current liabilities	19,770	3,102	25,353
TOTAL LIABILITIES.	66,171	10,385	46,610
Shareholders' equity:
Additional paid-in capital	465,334	73,021	354,295
Accumulated deficit	(475,646)	(74,639)	(356,951)
Accumulated other comprehensive income	4,532	711	4,795
Total AnPac Bio-Medical Science Co., Ltd. shareholders' (deficit) equity	(4,499)	(706)	2,948
TOTAL LIABILITIES AND EQUITY	67,489	10,592	49,887
Parent Company | Reportable Legal Entity
Current assets:
Cash and cash equivalents	3,152	495	68
Advances to suppliers	3,621	568	4,467
Amounts due from related parties, net	80,640	12,654	58,341
Other current assets	110	17	1,187
Total current assets	87,523	13,734	64,063
Non-current assets:
Investments in subsidiaries	(59,917)	(9,402)	(49,424)
TOTAL ASSETS.	27,606	4,332	14,639
Current liabilities:
Short-term debts	27,859	4,373	2,232
Due to related parties	1,347	211	4,206
Accrued expenses and other current liabilities	2,899	454	5,253
TOTAL LIABILITIES.	32,105	5,038	11,691
Shareholders' equity:
Additional paid-in capital	465,334	73,021	354,295
Accumulated deficit	(475,646)	(74,639)	(356,951)
Accumulated other comprehensive income	4,532	711	4,795
Total AnPac Bio-Medical Science Co., Ltd. shareholders' (deficit) equity	(4,499)	(706)	2,948
TOTAL LIABILITIES AND EQUITY	27,606	4,332	14,639
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1,096	172	618
Class A ordinary shares | Parent Company | Reportable Legal Entity
Shareholders' equity:
Ordinary shares	1,096	172	618
Class B ordinary shares
Shareholders' equity:
Ordinary shares	185	29	191
Class B ordinary shares | Parent Company | Reportable Legal Entity
Shareholders' equity:
Ordinary shares	¥ 185	$ 29	¥ 191